Parent only financial information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed statements of comprehensive loss
Interest income	¥ 30,501	$ 4,296	¥ 13,820	¥ 13,655
Interest expense	79,309	11,170	44,543	131,585
Foreign currency exchange gains (losses)	(10,349)		(18,216)	18,315
Change in fair value of an equity security	(22,451)	(3,162)	(16,843)	0
Loss before income taxes	(1,018,823)	(143,498)	(1,578,081)	(1,169,897)
Income tax expenses	(3,643)	(513)	29,065	6,861
Net loss attributable to ECARX Holdings Inc.	(940,191)	$ (132,423)	(1,564,164)	(1,173,955)
Parent company
Condensed statements of comprehensive loss
General and administrative expenses	(24,089)		(26,005)	(17,660)
Interest income	5,411		6,565	885
Interest expense	(25,608)		(3,132)	(514)
Foreign currency exchange gains (losses)	1,245		(14,459)	12,478
Change in fair value of an equity security	(22,451)		(16,843)	0
Loss from equity method investments	(874,699)		(1,511,004)	(1,170,450)
Loss before income taxes	(940,191)		(1,564,878)	(1,175,261)
Income tax expenses	0		0	0
Net loss attributable to ECARX Holdings Inc.	¥ (940,191)		¥ (1,564,878)	¥ (1,175,261)